Segmental analysis - Schedule of geographical analysis of non-current assets (Details) - GBP (£) £ in Millions	Sep. 30, 2026	Mar. 31, 2026
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	£ 102,151	£ 96,824
Pension assets	2,617	2,507
Financial and other investments	1,898	842
Derivative financial assets	558	623
Total non-current assets	107,224	100,796
UK
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	50,781	47,551
US
Disclosure of operating segments [line items]
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	£ 51,370	£ 49,273